Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Performance-Based RSU

The following table lists the inputs to the model used for the PSUs granted in May 2018:

Fair value at grant date (in Euros)	15.31
Share price at grant date (in Euros)	10.27
Dividend yield	—
Expected volatility	75%
Risk-free interest rate (U.S. government bond yield)	2.60%
Model used	Monte Carlo

Summary of Movements in Shares

The following table illustrates the number and movements in shares during the period:

	Performance- Based RSU	Restricted Stock Units	Equity Award Plans	Total
	Potential Shares	Potential Shares	Potential Shares	Potential Shares
At January 1, 2018	3,257,840	944,500	95,340	4,297,680

Granted(A)	701,109	587,786	30,709	1,319,604
Over-performance(B)	295,517	—	—	295,517
Vested	(34,580)	(80,000)	(68,136)	(182,716)
Forfeited(C)	(134,163)	(27,059)	—	(161,222)

At June 30, 2018	4,085,723	1,425,227	57,913	5,568,863

(A)	For PSUs, the number of potential shares granted is presented using a vesting multiplier of 1.
(B)	When the achievement of TSR performance exceeds the vesting multiplier of 1, the additional potential shares are presented as over-performance shares.
(C)	For potential shares related to PSUs, 106,163 were forfeited following the departure of certain beneficiaries and 28,000 were forfeited in relation to the non-fulfilment of performance conditions.